Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Gains or losses on financial assets and liabilities
Gains or losses on financial assets and liabilities

44.   Gains or losses on financial assets and liabilities

Gains/losses on financial assets and liabilities includes the amount of the Other comprehensive income of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses obtained from the sale and purchase thereof.

a)Breakdown

The detail, by origin, of Gains/losses on financial assets and liability

	Millions of euros
	2017	2016	2015
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	404	869	1,265
Of which Financial Assets available for sale	472	861	891
Debt instruments	316	464	760
Equity instruments	156	397	131
Gains or losses on financial assets and liabilities held for trading, net (*)	1,252	2,456	(2,312)
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net (*)	(85)	426	325
Gains or losses from hedge accounting, net	(11)	(23)	(48)
	1,560	3,728	(770)

(*)Includes the net result obtained by operations with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

As explained in Note 45, the above breakdown should be analyzed in conjunction with the exchange differences, net:

	Millions of euros
	2017	2016	2015
Exchange differences, net	105	(1,627)	3,156

b)Financial assets and liabilities measured at fair value through profit or loss

The detail of the amount of the asset balances is as follows:

	Millions of euros
	2017	2016	2015
Loans and receivables:	40,875	40,390	48,129
Credit institutions	11,585	13,290	27,755
Customers	29,290	27,100	20,374
Debt instruments	39,836	52,320	47,681
Equity instruments	22,286	15,043	18,855
Derivatives	57,243	72,043	76,724
	160,240	179,796	191,389

The Group mitigates and reduces this exposure as follows:

-

With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.

At December 31, 2017 the actual credit risk exposure of the derivatives was €34,887 million.

-	Loans and advances to credit institutions and Loans and advances to customers included reverse repos amounting to €28,563 million at December 31, 2017.

Also, mortgage-backed assets totaled €2,602 million.

-	Debt instruments include €34,605 million of Spanish and foreign government securities.

At December 31, 2017 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.

The detail of the amount of the liability balances is as follows:

	Millions of euros
	2017	2016	2015
Deposits	(84,724)	(48,863)	(62,836)
Central banks	(9,142)	(10,463)	(18,664)
Credit institutions	(18,458)	(5,059)	(8,628)
Customer	(57,124)	(33,341)	(35,544)
Marketable debt securities	(3,056)	(2,791)	(3,373)
Short positions	(20,979)	(23,005)	(17,362)
Derivatives	(57,892)	(74,369)	(76,414)
Other financial liabilities	(589)	—	(1)
	(167,240)	(149,028)	(159,986)

At December 31, 2017, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.